Note 6 - Other Current Liabilities	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

NOTE 6:  OTHER CURRENT LIABILITIES

	As of December 31,
(in millions)	2015	2014
Accrued employment-related liabilities	$78	$125
Accrued customer rebates	31	34
Deferred revenue	34	39
Accrued restructuring liabilities	11	27
Deferred consideration on disposed businesses	—	11
Other	93	113
Total	$247	$349

The Other component above consists of other miscellaneous current liabilities that, individually, were less than 5% of the total current liabilities component within the Consolidated Statement of Financial Position, and therefore, have been aggregated in accordance with Regulation S-X.